FINANCIAL RISK MANAGEMENT (Accounting for Derivative Financial Instruments and Hedging Activities Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash flow hedges | Effective Portion Of Designated Cash Flow Hedges
Disclosure of fair value measurement of assets [line items]
Reserve of cash flow hedges, net of tax	$ (37.3)	$ 15.9